Capital and Reserves (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Issued and paid-in share capital as at the beginning of the period	125,770	79,866	19,870	15,447
Issued in reverse merger		0	30,526	0
Exercise of share options during the period - Investor-related		3,010	11,302	2,255
Exercise of share options during the period - Share-Based Payment-related	589	2,218	294	0
Issued not for cash during the period	176 [1]	12,088	0	0
Issued for cash during the period		28,588	17,874	2,168
Issued and paid-in share capital as at the ending of the period	126,535	125,770	79,866	19,870
Authorized share capital	1,000,000	1,000,000	1,000,000	1,000,000

[1]	Allocated to POM founders as part of original SPA